Post Balance Sheet events (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Summary of Results of Reportable Segments

We have set out below information regarding the results of each reportable segment.

Segment revenue and profit

Year ended 31 March 2018	BT Consumer £m	EE £m	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Segment revenue	5,066	5,294	4,563	5,013	2,009	5,123	8	27,076
Internal revenue	(66)	(37)	(115)	–	(134)	(2,978)	–	(3,330)
Revenue from external customers[a]	5,000	5,257	4,448	5,013	1,875	2,145	8	23,746
EBITDA[b]	1,023	1,353	1,418	434	754	2,520	3	7,505
Depreciation and amortisation	(216)	(776)	(365)	(424)	(311)	(1,360)	(62)	(3,514)
Operating profit (loss)[a]	807	577	1,053	10	443	1,160	(59)	3,991
Specific items (note 8)								(610)
Operating profit								3,381
Net finance expense[c]								(764)
Share of post tax profit (loss) of associates and joint ventures								(1)
Profit before tax								2,616

Year ended 31 March 2017	BT Consumer £m	EE £m	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Segment revenue	4,934	5,090	4,758	5,479	2,109	5,098	10	27,478
Internal revenue	(63)	(37)	(122)	–	(138)	(3,036)	–	(3,396)
Revenue from external customers[a]	4,871	5,053	4,636	5,479	1,971	2,062	10	24,082
EBITDA[b]	1,012	1,156	1,528	495	834	2,633	(13)	7,645
Depreciation and amortisation	(209)	(780)	(352)	(439)	(306)	(1,369)	(55)	(3,510)
Operating profit (loss)[a]	803	376	1,176	56	528	1,264	(68)	4,135
Specific items (note 8)								(968)
Operating profit								3,167
Net finance expense[c]								(804)
Share of post tax profit (loss) of associates and joint ventures								(9)
Profit before tax								2,354

Year ended 31 March 2016	BT Consumer £m	EE £m [d]	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Segment revenue	4,608	841	4,294	5,074	2,274	5,100	11	22,202
Internal revenue	(65)	(7)	(99)	–	(94)	(3,058)	–	(3,323)
Revenue from external customers[a]	4,543	834	4,195	5,074	2,180	2,042	11	18,879
EBITDA[b]	1,055	173	1,414	479	755	2,659	(76)	6,459
Depreciation and amortisation	(207)	(146)	(284)	(422)	(253)	(1,301)	(18)	(2,631)
Operating profit (loss)[a]	848	27	1,130	57	502	1,358	(94)	3,828
Specific items (note 8)								(215)
Operating profit								3,613
Net finance expense[c]								(712)
Share of post tax profit (loss) of associates and joint ventures								6
Profit before tax								2,907

[a] Before specific items.

[b] EBITDA is stated before specific items and is the group’s profitability measure for segments.

[c] Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m). See note 8.

[d] EE reflects results for the period from acquisition on 29 January 2016 to 31 March 2016.

Summary of Internal Revenue and Costs Recorded by Each Reportable Segment

The tables below show internal revenue and costs recorded by each reportable segment.

	Internal cost recorded by
Year ended 31 March 2018	BT Consumer £m	EE £m	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Internal revenue recorded by
BT Consumer	–	–	24	20	4	–	18	66
EE	–	–	–	–	37	–	–	37
Business and Public Sector	62	2	–	32	19	–	–	115
Global Services	–	–	–	–	–	–	–	–
Wholesale and Ventures	1	2	13	10	–	42	66	134
Openreach	896	–	210	125	232	–	1,515	2,978
Total	959	4	247	187	292	42	1,599	3,330

	Internal cost recorded by
Year ended 31 March 2017	BT Consumer £m	EE £m	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Internal revenue recorded by
BT Consumer	–	–	21	20	4	–	18	63
EE	–	–	–	–	37	–	–	37
Business and Public Sector	60	3	–	39	20	–	–	122
Global Services	–	–	–	–	–	–	–	–
Wholesale and Ventures	–	–	2	23	–	39	74	138
Openreach	910	–	236	158	260	–	1,472	3,036
Total	970	3	259	240	321	39	1,564	3,396

	Internal cost recorded by
Year ended 31 March 2016	BT Consumer £m	EE £m	[a]	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Internal revenue recorded by
BT Consumer	–	–		20	23	4	–	18	65
EEa	–	–		–	–	7	–	–	7
Business and Public Sector	60	1		–	18	19	1	–	99
Global Services	–	–		–	–	–	–	–	–
Wholesale and Ventures	–	12		5	22	–	55	–	94
Openreach	905	–		262	173	264	–	1,454	3,058
Total	965	13		287	236	294	56	1,472	3,323

[a] EE reflects results for the period from acquisition on 29 January 2016 to 31 March 2016.

Summary of Capital Expenditure

Capital expenditure

Year ended 31 March 2018	BT Consumer £m	EE £m	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Intangible assets	106	130	93	92	87	70	64	642
Property, plant and equipment	185	498	211	186	142	1,588	70	2,880
Capital expenditure[a]	291	628	304	278	229	1,658	134	3,522

Year ended 31 March 2017	BT Consumer £m	EE £m	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Intangible assets	92	133	64	126	77	74	55	621
Property, plant and equipment	145	483	211	235	149	1,499	111	2,833
Capital expenditure[a]	237	616	275	361	226	1,573	166	3,454

Year ended 31 March 2016	BT Consumer £m	EE £m	[b]	Business and Public Sector £m	Global Services £m	Wholesale and Ventures £m	Openreach £m	Other £m	Total £m

Intangible assets	88	29		36	62	70	62	65	412
Property, plant and equipment	119	67		117	293	139	1,385	90	2,210
Capital expenditure[a]	207	96		153	355	209	1,447	155	2,622

[a] Net of government grants.

[b] EE reflects results for the period from acquisition on 29 January 2016 to 31 March 2016.

Segment Revenue and Profit [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Summary of Results of Reportable Segments

Segment revenue and profit

Year ended 31 March 2018	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Segment revenue	10,360	6,540	5,013	5,123	8	27,044
Internal revenue	(103)	(217)	–	(2,978)	–	(3,298)
Revenue from external customers[a]	10,257	6,323	5,013	2,145	8	23,746
EBITDA[b]	2,376	2,172	434	2,520	3	7,505
Depreciation and amortisation	(992)	(676)	(424)	(1,360)	(62)	(3,514)
Operating profit (loss)[a]	1,384	1,496	10	1,160	(59)	3,991
Specific items						(610)
Operating profit						3,381
Net finance expense[c]						(764)
Share of post tax loss of associates and joint ventures						(1)
Profit before tax						2,616

Year ended 31 March 2017	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Segment revenue	10,024	6,845	5,479	5,098	10	27,456
Internal revenue	(100)	(238)	–	(3,036)	–	(3,374)
Revenue from external customers[a]	9,924	6,607	5,479	2,062	10	24,082
EBITDA[b]	2,168	2,362	495	2,633	(13)	7,645
Depreciation and amortisation	(989)	(658)	(439)	(1,369)	(55)	(3,510)
Operating profit (loss)[a]	1,179	1,704	56	1,264	(68)	4,135
Specific items						(968)
Operating profit						3,167
Net finance expense[c]						(804)
Share of post tax loss of associates and joint ventures						(9)
Profit before tax						2,354

[a] Before specific items.

[b] EBITDA is stated before specific items and is the group’s profitability measure for segments.

[c] Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m).

31. Post balance sheet events continued

Year ended 31 March 2016	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Segment revenue	5,449	6,544	5,074	5,100	11	22,178
Internal revenue	(72)	(169)	–	(3,058)	–	(3,299)
Revenue from external customers[a]	5,377	6,375	5,074	2,042	11	18,879
EBITDA[b]	1,228	2,169	479	2,659	(76)	6,459
Depreciation and amortisation	(353)	(537)	(422)	(1,301)	(18)	(2,631)
Operating profit (loss)[a]	875	1,632	57	1,358	(94)	3,828
Specific items						(215)
Operating profit						3,613
Net finance expense[c]						(712)
Share of post tax loss of associates and joint ventures						6
Profit before tax						2,907

[a] Before specific items.

[b] EBITDA is stated before specific items and is the group’s profitability measure for segments.

[c] Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m).

Internal Revenue and Costs [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Summary of Internal Revenue and Costs Recorded by Each Reportable Segment

Internal revenue and costs

Year ended 31 March 2018	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Internal revenue recorded by
Consumer	–	65	20	–	18	103
Enterprise	67	–	42	42	66	217
Global Services	–	–	–	–	–	–
Openreach	896	442	125	–	1,515	2,978
Total	963	507	187	42	1,599	3,298

Year ended 31 March 2017	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Internal revenue recorded by
Consumer	–	62	20	–	18	100
Enterprise	63	–	62	39	74	238
Global Services	–	–	–	–	–	–
Openreach	910	496	158	–	1,472	3,036
Total	973	558	240	39	1,564	3,374

Year ended 31 March 2016	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Internal revenue recorded by
Consumer	–	31	23	–	18	72
Enterprise	73	–	40	56	–	169
Global Services	–	–	–	–	–	–
Openreach	905	526	173	–	1,454	3,058
Total	978	557	236	56	1,472	3,299

Capital Expenditure [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Summary of Capital Expenditure

Capital expenditure

Year ended 31 March 2018	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Intangible assets	236	180	92	70	64	642
Property, plant and equipment	683	353	186	1,588	70	2,880
Capital expenditure[a]	919	533	278	1,658	134	3,522

Year ended 31 March 2017	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Intangible assets	225	141	126	74	55	621
Property, plant and equipment	628	360	235	1,499	111	2,833
Capital expenditure[a]	853	501	361	1,573	166	3,454

[a] Net of government grants.

31. Post balance sheet events continued

Year ended 31 March 2016	Consumer £m	Enterprise £m	Global Services £m	Openreach £m	Other £m	Total £m

Intangible assets	117	106	62	62	65	412
Property, plant and equipment	186	256	293	1,385	90	2,210
Capital expenditure[a]	303	362	355	1,447	155	2,622

[a] Net of government grants.